Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(7)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss)(5)	Transaction Value(6)	Adjusted EBITDA(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2023	5,753,695	4,857,831	3,753,529	3,131,192	35.00	178.62	(56,555)	593,438	27,121
2022	4,952,016	(1,285,005)	2,123,426	(37,672)	31.23	113.16	(72,446)	737,514	22,858
2021	1,059,848	(28,825,351)	1,711,239	(3,716,106)	48.46	157.59	(8,475)	1,018,970	58,167
2020	36,121,729	73,005,673	19,523,454	40,775,284	122.63	117.14	10,562	815,712	58,074

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2023, 2022, 2021 and 2020, our PEO was Mr. Yi. For 2023, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne. For 2022, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne and Cathy Cunningham, our Former Chief People Officer. For 2021, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne and Ms. Cunningham, as well as Tigran Sinanyan, our Former Chief Financial Officer, Cort Carlson, our Former Interim Principal Financial Officer, Keith Cramer, our SVP, Supply Partnerships, and Amy Yeh, our SVP, Technology. For 2020, our non-PEO NEOs were Mr. Nonko and Mr. Sinanyan.
PEO Total Compensation Amount	$ 5,753,695	$ 4,952,016	$ 1,059,848	$ 36,121,729
PEO Actually Paid Compensation Amount	$ 4,857,831	(1,285,005)	(28,825,351)	73,005,673
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$5,753,695	$4,952,016	$1,059,848	$36,121,729
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,179,192)	(4,372,938)	(41,068)	(34,917,535)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	3,376,888	2,366,299	—	71,801,479
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	713,149	615,217	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	197,573	(3,363,141)	(28,951,003)	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(4,283)	(1,482,458)	(893,128)	—
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—
Total Adjustments	$4,857,831	$(1,285,005)	$(28,825,351)	$73,005,673

Average of Non-PEO NEOs	2023	2022		2021		2020
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$3,753,529	$2,123,426		$1,711,239		$19,523,454
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(3,263,656)	(1,675,544)		(1,287,362)		(18,500,404)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	2,129,713	922,631		1,113,272		38,272,191
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	403,550	239,875		50,801		—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	125,389	(1,123,524)		(4,487,479)		1,339,534
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(17,334)	(524,536)		(204,478)		140,509
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—		(612,099)		—
Total Average Adjustments	$3,131,192	$(37,672)	$(37,672)	$(3,716,106)	$(3,716,106)	$40,775,284

Non-PEO NEO Average Total Compensation Amount	$ 3,753,529	2,123,426	1,711,239	19,523,454
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,131,192	(37,672)	(3,716,106)	40,775,284
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$5,753,695	$4,952,016	$1,059,848	$36,121,729
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,179,192)	(4,372,938)	(41,068)	(34,917,535)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	3,376,888	2,366,299	—	71,801,479
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	713,149	615,217	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	197,573	(3,363,141)	(28,951,003)	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(4,283)	(1,482,458)	(893,128)	—
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—
Total Adjustments	$4,857,831	$(1,285,005)	$(28,825,351)	$73,005,673

Average of Non-PEO NEOs	2023	2022		2021		2020
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$3,753,529	$2,123,426		$1,711,239		$19,523,454
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(3,263,656)	(1,675,544)		(1,287,362)		(18,500,404)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	2,129,713	922,631		1,113,272		38,272,191
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	403,550	239,875		50,801		—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	125,389	(1,123,524)		(4,487,479)		1,339,534
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(17,334)	(524,536)		(204,478)		140,509
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—		(612,099)		—
Total Average Adjustments	$3,131,192	$(37,672)	$(37,672)	$(3,716,106)	$(3,716,106)	$40,775,284

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The Company Total Shareholder Return ("TSR") and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K: S&P 500 Information Technology Index.

Tabular List, Table	Most Important Performance Measures Adjusted EBITDA Transaction Value
Total Shareholder Return Amount	$ 35.00	31.23	48.46	122.63
Peer Group Total Shareholder Return Amount	178.62	113.16	157.59	117.14
Net Income (Loss)	$ (56,555,000)	$ (72,446,000)	$ (8,475,000)	$ 10,562,000
Company Selected Measure Amount	27,121,000	22,858,000	58,167,000	58,074,000
PEO Name	Mr. Yi.
Additional 402(v) Disclosure	Represents, in thousands, the amount of net income (loss) reflected in the Company’s audited financial statements for the year indicated.
The following reflect the relationships between (i) compensation actually paid (“CAP” in the graphics below) to our PEO, and the average compensation actually paid to our non-PEO NEOs, to our net income, Adjusted EBITDA, Transaction Value, and the Company’s cumulative TSR for the years 2020 through 2023, and (ii) the Company’s cumulative TSR and our peer group TSR for the same period.
Pay-versus-Performance Tabular List
The following table lists our most important performance measures used by us to link compensation actually paid to our NEOs to company performance for fiscal years 2023, 2022, 2021 and 2020. The performance measures included in the table are not necessarily ranked by relative importance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2023 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2023 Compensation – Annual Incentive Bonus Plan” above.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	593,438,000	737,514,000	1,018,970,000	815,712,000
Name	Transaction Value
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2023. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2023 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2023 Compensation – Annual Incentive Bonus Plan” above.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,179,192)	$ (4,372,938)	$ (41,068)	$ (34,917,535)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,376,888	2,366,299	0	71,801,479
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,149	615,217	0	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,573	(3,363,141)	(28,951,003)	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,283)	(1,482,458)	(893,128)	0
PEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,263,656)	(1,675,544)	(1,287,362)	(18,500,404)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,129,713	922,631	1,113,272	38,272,191
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	403,550	239,875	50,801	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,389	(1,123,524)	(4,487,479)	1,339,534
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,334)	(524,536)	(204,478)	140,509
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (612,099)	$ 0